PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Summary of property, plant and equipment continuity

	Plant and Equipment		Mineral	Total
(in thousands)	Owned	Right-of-Use	Properties	PP&E
Cost:
Balance-January 1, 2021	$106,087	$891	$179,743	$286,721
Additions	1,173	83	46	1,302
Disposals	(466)	(21)	—	(487)
Recoveries	—	—	(1)	(1)
Reclamation adjustment (note 14)	(1,111)	—	—	(1,111)
Balance-December 31, 2021	$105,683	$953	$179,788	$286,424

Additions	6,731	103	431	7,265
Disposals	(187)	(293)	—	(480)
Reclamation adjustment (note 14)	(4,159)	—	—	(4,159)
Balance-December 31, 2022	$108,068	$763	$180,219	$289,050

Accumulated amortization, depreciation:
Balance-January 1, 2021	$(29,495)	$(356)	$—	$(29,851)
Amortization	(280)	—	—	(280)
Depreciation	(2,391)	(203)	—	(2,594)
Disposals	466	17	—	483
Reclamation adjustment (note 14)	280	—	—	280
Balance-December 31, 2021	$(31,420)	$(542)	$—	$(31,962)

Amortization	(199)	—	—	(199)
Depreciation	(3,797)	(146)	—	(3,943)
Disposals	150	293	—	443
Reclamation adjustment (note 14)	116	—	—	116
Balance-December 31, 2022	$(35,150)	$(395)	$—	$(35,545)

Carrying value:
Balance-December 31, 2021	$74,263	$411	$179,788	$254,462
Balance-December 31, 2022	$72,918	$368	$180,219	$253,505